Business Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Life and health premiums, net									$ (21)
Net investment income	$ 433		$ 170		$ 839	$ 310	762	517	376
Net realized investment gains (losses)	17				17		(17)
Other income	7		4		13	7	18	3,996	3,415
Total revenues	457		174		869	317	763	4,513	3,770
Benefits and expenses
Life and health insurance claims and benefits, net			1			1		2	(1)
Interest credited to policyholder account balances	20		(5)		34	(15)	(15)
Operating and other expenses	80		30		126	55	151	1,709	1,049
Total benefits and expenses	100		26		160	41	136	1,711	1,048
Income (loss) before income taxes	357		148		709	276	627	2,802	2,722
Income tax expense (benefit)	(22)		(13)		35	(86)	(182)	723	887
Net income (loss)	379	$ 295	161	$ 201	674	362	809	2,079	1,835
Change in unrealized gains, net of tax expense (benefit)	575		(37)		1,108	(332)	(188)	334	(98)
Reclassification adjustment for (gains) included in net income, net of tax (benefit)							(52)
Other comprehensive income	575	$ 533	(37)	$ (295)	1,108	(332)	(240)	334	(98)
Total comprehensive income (loss)	954		124		1,782	30	569	2,413	1,737
Reinsurance recoverable from affiliate	24,200		23,514		24,200	23,514	24,034	23,973	23,687
Assets on deposit	3,707,034		2,797,693		3,707,034	2,797,693	3,138,096	2,453,033	1,619,113
Claim and policy benefit reserves - life and health	23,726		24,607		23,726	24,607	26,836	23,052	21,506
Policyholder account balances	3,712,117		2,801,599		3,712,117	2,801,599	3,142,077	2,456,634	1,622,448
Separate account assets and liabilities	137,135		91,086		137,135	91,086
Annuities [Member]
Revenues
Life and health premiums, net
Net investment income
Net realized investment gains (losses)
Other income
Total revenues
Benefits and expenses
Life and health insurance claims and benefits, net
Interest credited to policyholder account balances	20		(5)		34	(15)	(15)
Operating and other expenses								113	16
Total benefits and expenses	20		(5)		34	(15)	(15)	113	16
Income (loss) before income taxes	(20)		5		(34)	15	15	(113)	(16)
Income tax expense (benefit)	(4)		1		(7)	3	3	(40)	(5)
Net income (loss)	(16)		4		(27)	12	12	(73)	(11)
Change in unrealized gains, net of tax expense (benefit)
Reclassification adjustment for (gains) included in net income, net of tax (benefit)
Other comprehensive income
Total comprehensive income (loss)	(16)		4		(27)	12	12	(73)	(11)
Reinsurance recoverable from affiliate
Assets on deposit	3,707,034		2,797,693		3,707,034	2,797,693	3,138,096	2,453,033	1,619,113
Claim and policy benefit reserves - life and health	5,625		5,783		5,625	5,783	6,067	2,364	1,162
Policyholder account balances	3,709,224		2,797,693		3,709,224	2,797,693	3,138,096	2,453,033	1,619,113
Separate account assets and liabilities	137,135		91,086		137,135	91,086
Life and Health [Member]
Revenues
Life and health premiums, net									(21)
Net investment income	433		170		839	310	762	517	376
Net realized investment gains (losses)	17				17		(17)
Other income	7		4		13	7	18	3,996	3,415
Total revenues	457		174		869	317	763	4,513	3,770
Benefits and expenses
Life and health insurance claims and benefits, net			1			1		2	(1)
Interest credited to policyholder account balances
Operating and other expenses	80		30		126	55	151	1,596	1,033
Total benefits and expenses	80		31		126	56	151	1,598	1,032
Income (loss) before income taxes	377		143		743	261	612	2,915	2,738
Income tax expense (benefit)	(18)		(14)		42	(89)	(185)	763	892
Net income (loss)	395		157		701	350	797	2,152	1,846
Change in unrealized gains, net of tax expense (benefit)	575		(37)		1,108	(332)	(188)	334	(98)
Reclassification adjustment for (gains) included in net income, net of tax (benefit)							(52)
Other comprehensive income	575		(37)		1,108	(332)	(240)	334	(98)
Total comprehensive income (loss)	970		120		1,809	18	557	2,486	1,748
Reinsurance recoverable from affiliate	24,200		23,514		24,200	23,514	24,034	23,973	23,687
Assets on deposit
Claim and policy benefit reserves - life and health	18,101		18,824		18,101	18,824	20,769	20,688	20,344
Policyholder account balances	2,893		3,906		2,893	3,906	$ 3,981	$ 3,601	$ 3,335
Separate account assets and liabilities